                                                        [LOGO OF GOVETT FUNDS]

Class A Retail Shares


PROSPECTUS
                                                              December 7, 1998



Govett International Equity Fund
--------------------------------------------------------------------------------

Govett Emerging Markets Equity Fund
--------------------------------------------------------------------------------

Govett International Smaller Companies Fund
--------------------------------------------------------------------------------

Govett Smaller Companies Fund
--------------------------------------------------------------------------------

Govett Global Income Fund
--------------------------------------------------------------------------------

                           [LOGO OF GOVETT FUNDS]

                                                                    Govett Funds
--------------------------------------------------------------------------------

                                        Prospectus
                                        Class A Retail Shares

                                        December 7, 1998

                                        This Prospectus describes five funds
                                        (the "Funds") offered to investors by
                                        The Govett Funds, Inc. (the "Govett
                                        Funds" or the "Company"). Each of the
                                        Funds is managed by AIB Govett, Inc.
                                        ("AIB Govett" or the "Investment
                                        Manager"). AIB Govett Asset Management
                                        Limited ("AIB Govett London" or the
                                        "Subadviser") serves as subadviser to
                                        each Fund.

Each Fund offers multiple classes of    Govett International Equity Fund seeks
shares.  This Prospectus relates only   long-term capital appreciation by
to the Class A Retail shares.           investing primarily in equity
                                        securities of issuers located
Investors may buy shares of the Funds   throughout the world.
through brokerage and securities
firms nationwide, or directly, by       Govett Emerging Markets Equity Fund
calling  the Funds at 800-821-0803.     seeks long-term capital appreciation
Please read this Prospectus carefully   by investing primarily in equity
before investing, and retain it for     securities of issuers located in
future reference.  It provides concise  emerging markets.
information to help an investor
decide if a Fund's goal matches his     Govett International Smaller Companies
or her own.  A Statement of Additional  Fund seeks long-term capital
Information about the Funds, dated      appreciation by investing primarily in
December 7, 1998, as amended from time  equity securities of smaller companies
to time, has been filed with the        located outside the U.S.
Securities and Exchange Commission
and is incorporated by reference into   Govett Smaller Companies Fund seeks
this Prospectus.  For a free copy,      long-term capital appreciation by
call 800-634-6838, or write to the      investing primarily in equity
Funds' Distributor at the address       securities of smaller companies.
shown on the back cover.
                                        Govett Global Income Fund seeks
Shares of the Funds are not deposits    primarily a high level of current
or obligations of, or guaranteed or     income, consistent with preservation
endorsed by, any bank and are not       of capital, by investing primarily in
federally insured by the Federal        debt securities. Its secondary
Deposit Insurance Corporation, the      objective is capital appreciation.
Federal Reserve Board or any other
agency, and are subject to investment   Investing in emerging and developing
risks, including possible loss of       markets involves a higher degree of
principal.                              risk and expense than investing in
                                        domestic or developed markets.
THESE SECURITIES HAVE NOT BEEN          Investments in the Funds should be
APPROVED OR DISAPPROVED BY THE          considered long-term, and there can be
SECURITIES AND EXCHANGE COMMISSION OR   no assurance that any Fund will
ANY STATE SECURITIES COMMISSION, NOR    achieve its investment objective.
HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

                                                                          3
                                                                          _____

ABOUT THE FUNDS
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS                                         5

FINANCIAL HIGHLIGHTS                                              7

AN OVERVIEW OF THE FUNDS                                         12

INVESTMENT TECHNIQUES AND POLICIES                               13

INVESTMENT RISKS                                                 15

MANAGEMENT OF THE FUNDS                                          16


ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES                                       21

HOW TO BUY SHARES                                                21

HOW TO MAKE EXCHANGES                                            23

HOW TO REDEEM SHARES                                             24

TELEPHONE TRANSACTIONS                                           26

DIVIDENDS, CAPITAL GAINS AND TAXES                               27

OTHER INFORMATION                                                28

APPENDIX A: QUICK REFERENCE GUIDE                                31

APPLICATION FORM


Each Fund also offers Institutional Class shares, which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Class shares may be obtained by writing to the Distributor at the address shown
on the back cover, or by calling 800-634-6838.   In addition, each Fund has a
second retail class of shares, Class B Retail shares, described in a separate prospectus. As of the date of this Prospectus, Class B Retail shares are not being offered to the public.

ABOUT THE FUNDS
================================================================================

Summary of Investor Costs

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:


Shareholder Transaction Expenses for Class A of Each Fund
==============================================================================================================
                                                      Maximum Sales
                Maximum Sales          Maximum       Load Imposed on
               Load Imposed on      Deferred Sales      Dividend
                  Purchases              Load         Reinvestments   Redemption Fees    Exchange Fees
==============================================================================================================
Each Fund           none                 none             none            1.00%/1/         1.00%/1/
--------------------------------------------------------------------------------------------------------------


Annual Operating Expenses for Class A of Each Fund
==============================================================================================================
                                                                                             Total Operating
                                                                           Other Expenses       Expenses
                                                                               (after            (after
Fund                                     Management Fee    12b-1 Fees     reimbursement)/2/  reimbursement)/2/
==============================================================================================================
International Equity                         1.00%            0.35%            1.00%             2.35%
Emerging Markets Equity                      1.00%            0.35%            0.50%             1.85%
International Smaller Companies              1.00%            0.35%            0.50%             1.85%
Smaller Companies                            1.00%            0.35%            1.00%             2.35%
Global Income                                0.75%            0.35%            1.25%             2.35%
--------------------------------------------------------------------------------------------------------------

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses for at least Fiscal Year 1999 to the extent necessary to limit total annual Fund Operating Expenses to the percentages listed above under "Total Operating Expenses". Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD").

/1/ As of September 1, 1998, Class A Retail shares are subject to a Short-term
    Redemption Fee of 1% on shares redeemed within six months of acquisition. As of January 1, 1999, exchanges are also subject to a 1% fee on shares exchanged within six months of acquisition. The fee is paid to the Fund and its purpose is to discourage short-term trading.

/2/ The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentages in "Other Expenses" for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are based on expenses incurred by those Funds during the year ended December 31, 1997 after expense reimbursements. Absent reimbursements, "Other Expenses" as a percentage of net assets for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund would have been 1.62%, 1.41%, 1.09%, and 1.72%, respectively, for the year ended December 31, 1997. The "Other Expenses" for the year ended December 31, 1997 have been calculated using the 12b-1 fee then in effect of 0.50% (except Global Income which was 0.35%). Absent such reimbursements, "Total Operating Expenses" as a percentage of net assets for the Class A Retail shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund would have been 3.12%, 2.91%, 2.59%, and 2.82%, respectively, for the year ended December 31, 1997. As of the date of this Prospectus, International Smaller Companies Fund has not been sold to the public; therefore, the expense information was estimated, based on the operating expenses of International Equity Fund.


                                                                          5
                                                                          _____

Examples of Expenses

Assuming the current 1999 fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/3/ and (2) redemption at the end of each time period:

================================================================================
Fund                               1 Year     3 Years     5 Years     10 Years
================================================================================
International Equity                 $24        $73        $126        $269
Emerging Markets Equity               19         58         100         217
International Smaller Companies       19         58          --          --
Smaller Companies                     24         73         126         269
Global Income                         24         73         126         269
--------------------------------------------------------------------------------

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Class A Retail shares of the Funds. The tables should not be considered a representation of past or future Fund expenses, and actual Fund expenses may be greater or lesser than those shown in the tables. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

/3/ The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.


    6
_____

FINANCIAL HIGHLIGHTS
================================================================================

The following tables provide condensed information concerning income and capital changes for one Class A share of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund for the periods shown. This information, other than for the six months ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Reports to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes. The International Smaller Companies Fund had not commenced operations as of June 30, 1998.


                                                                          7
                                                                          _____

International Equity Fund

====================================================================================================================================
                               Six Months
                                    Ended
                                  6/30/98    Year  Ended    Year  Ended    Year  Ended   Year  Ended    Year Ended     Period Ended
                               (unaudited)      12/31/97       12/31/96       12/31/95      12/31/94      12/31/93     12/31/92(a)
====================================================================================================================================
Net asset value, beginning
 of period                      $   10.90      $   11.19      $   11.27      $   10.16     $   13.23     $    9.31     $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income (loss)        (0.03)         (0.24)+        (0.11)+        (0.08)+       (0.12)+       (0.03)        (0.01)
Net realized and
 unrealized gain
 (loss) on investments               1.83           0.18           1.45           1.20         (0.94)         5.01         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          1.80          (0.06)          1.34           1.12         (1.06)         4.98         (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to
 shareholders:
From net investment income             --             --          (0.11)            --            --            --         (0.04)
In excess of net
 investment income                     --             --          (0.09)            --            --            --            --
From net realized gain              (0.30)         (0.23)         (1.22)         (0.01)        (2.01)        (1.06)        (0.12)
In excess of net realized
 capital gain                          --             --             --             --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (0.30)         (0.23)         (1.42)         (0.01)        (2.01)        (1.06)        (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $   12.40      $   10.90      $   11.19      $   11.27     $   10.16     $    3.23     $    9.31
====================================================================================================================================
Total Return**                      16.47%        (0.71)%         12.13%         11.01%        (8.44)%       54.50%        (5.32)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                        $  13,375      $  13,952      $  25,822      $  28,546     $  32,296     $  44,610     $   1,328
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average
 daily net assets (Note A)           2.50%*         2.50%          2.39%          2.50%         2.50%         2.50%         2.50%*
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss) to average
 daily net assets                   (0.38)%*       (1.01)%        (1.06)%        (0.64)%       (0.98)%       (0.79)%       (0.10)%*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                36%            51%            84%           101%          155%          151%          140%
------------------------------------------------------------------------------------------------------------------------------------

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

                 Expenses            3.18%*         3.12%          3.09%          2.75%         2.74%         2.65%        13.85%*

(a)         Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
 *          Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.


    8
_____

                                                    Emerging Markets Equity Fund

====================================================================================================================================
                               Six Months
                                    Ended
                                  6/30/98    Year  Ended    Year  Ended    Year  Ended   Year  Ended    Year Ended     Period Ended
                               (unaudited)      12/31/97       12/31/96       12/31/95      12/31/94      12/31/93     12/31/92(a)
====================================================================================================================================
Net asset value, beginning
 of period                       $  12.24      $   13.66      $   12.24      $   13.29     $   17.70     $  10.72      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income
 (loss)                              0.03          (0.11)+        (0.13)+        (0.06)+       (0.11)+      (0.05)         (0.03)
Net realized and
 unrealized gain
 (loss) on investments              (2.36)         (1.31)          1.61          (0.98)        (1.93)        8.36           0.75
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         (2.33)         (1.42)          1.48          (1.04)        (2.04)        8.31           0.72
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to
 shareholders:
From net investment income          (0.15)            --             --             --            --           --             --
In excess of net
 investment income                     --             --          (0.06)            --            --           --             --
From net realized gain                 --             --             --          (0.01)        (2.33)       (1.33)            --
In excess of net realized
 capital gain                          --             --             --             --         (0.04)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (0.15)            --          (0.06)         (0.01)        (2.37)       (1.33)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $   9.76      $   12.24      $   13.66      $   12.24     $   13.29     $  17.70      $   10.72
====================================================================================================================================
Total Return**                     (19.30)%       (10.40)%        12.08%         (7.84)%      (12.65)%      79.73%          7.20%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                         $ 19,414      $  32,899      $  56,814      $  75,887     $  76,812     $ 71,422      $   5,625
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average
 daily net assets (Note A)           2.50%*         2.50%          2.38%          2.50%         2.50%        2.50%          2.50%*
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss) to average
 daily net assets                    0.20%*        (0.54)%        (0.62)%        (0.49)%       (0.77)%      (0.88)%        (0.49)%*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                58%           120%           122%           115%          140%         143%           182%
------------------------------------------------------------------------------------------------------------------------------------

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

             Expenses               3.73%*        2.91%          2.62%          2.78%         2.65%          2.52%         7.52%*

(a)      Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
 *       Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                                                                          9
                                                                          _____

Smaller Companies Fund

====================================================================================================================================
                                    Six Months
                                         Ended
                                       6/30/98      Year  Ended      Year  Ended      Year  Ended       Year Ended      Year Ended
                                    (unaudited)        12/31/97         12/31/96         12/31/95         12/31/94     12/31/93(c)
====================================================================================================================================
Net asset value, beginning
 of period                           $   19.09        $   21.83        $   29.96        $   19.06        $   15.85         $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income (loss)             (0.21)            (0.43)+         (0.44)+          (0.30)+          (0.10)+         (0.06)
Net realized and unrealized gain
 (loss) on investments                    0.60             (2.31)          (2.84)           13.32             4.47            5.91
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                               0.39             (2.74)          (3.28)           13.02             4.37            5.85
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
From net investment income                  --                --              --               --               --              --
In excess of net investment income          --                --              --               --               --              --
From net realized gain                      --                --           (4.85)           (2.12)           (1.16)             --
In excess of net realized
 capital gain                               --                --              --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                         --                --           (4.85)           (2.12)           (1.16)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                              $   19.48         $   19.09        $  21.83        $   29.96        $   19.06         $ 15.85
====================================================================================================================================
Total Return**                            2.04%           (12.55)%        (10.62)%          69.13%           28.68%          58.50%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                             $  87,676        $  127,925        $259,735        $ 517,990        $  76,873         $39,681
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily
 net assets (Note A)                      1.95%*            1.95%           1.81%            1.95%            1.95%           1.95%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss) to average
 daily net assets                        (1.77)%*          (1.64)%         (1.40)%          (1.64)%          (1.13)%         (0.93)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     30%               77%            406%             280%             519%            483%
------------------------------------------------------------------------------------------------------------------------------------

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

              Expenses                  2.80%*          2.59%            2.08%             2.12%             2.40%         2.44%

(c)      Commencement of Operations was January 1, 1993.
(d) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this Fund.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.


   10
_____

                                                              Global Income Fund

====================================================================================================================================
                               Six Months
                                    Ended
                                  6/30/98    Year  Ended    Year  Ended    Year  Ended    Year  Ended    Year Ended     Period Ended
                               (unaudited)      12/31/97       12/31/96       12/31/95       12/31/94      12/31/93     12/31/92(a)
====================================================================================================================================
Net asset value, beginning
 of period                         $   7.82      $    8.32      $    8.97      $    8.48      $   10.16     $    9.77      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income (loss)           0.15           0.26+          0.57+          0.63+          0.76+         0.99         0.80
Net realized and
 unrealized gain
 (loss) on investments                 0.07          (0.30)         (0.54)          0.53          (1.67)         0.66         0.06
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                            0.22          (0.04)          0.03           1.16          (0.91)         1.65         0.86
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to
 shareholders:
From net investment income            (0.18)         (0.12)         (0.66)         (0.63)         (0.24)        (0.95)       (0.78)
In excess of net
 investment income                       --             --          (0.02)         (0.04)            --            --           --
From net realized gain                   --             --             --             --             --         (0.31)       (0.31)
In excess of net realized
 capital gain                            --             --             --             --             --            --           --
Tax return of capital                    --          (0.34)            --             --          (0.53)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (0.18)         (0.46)         (0.68)         (0.67)         (0.77)        (1.26)       (1.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $   7.86      $    7.82      $    8.32      $    8.97      $    8.48     $   10.16      $  9.77
====================================================================================================================================
Total Return**                         2.96%         (0.35)%         0.34%         14.11%         (9.16)%       17.67%        8.95%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                           $  7,871      $  10,277      $  20,354      $  41,181      $  51,691     $  82,000      $34,084
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average
 daily net assets (Note A)             1.75%*         1.75%          1.64%          1.75%          1.75%         1.72%        1.75%*
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss) to average
 daily net assets                      4.46%*         4.23%          7.17%          7.45%          8.30%         9.66%        9.75%*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   6%            76%           236%           249%           701%          328%         378%
------------------------------------------------------------------------------------------------------------------------------------

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

             Expenses              3.19%*         2.82%          2.38%          1.93%          1.95%          1.72%          3.17%*

(a)      Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
 *       Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
 + Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.


                                                                          11
                                                                          _____

An Overview of the Funds

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their long-term needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

International Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in any country other than the U.S.; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities which are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of issuers located in emerging or developing markets; provided that the Fund invests in at least three issuers located in different countries. An emerging or developing market is broadly defined as one with low- to middle-range per capita income. AIB Govett uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment, but limits Fund investments to those countries it believes have potential for significant growth and development. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

International Smaller Companies Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities -- that is, common stocks, preferred stocks, and warrants to acquire such stocks -- of smaller companies located outside the U.S., provided that the Fund invests in at least three issuers located in different countries. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

Smaller Companies Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies. This Fund may invest in U.S. companies.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of smaller companies located anywhere in the world, including the U.S. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. This policy puts the typical smaller company in the same size range as companies included in the Russell 2000 Index.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.


   12
_____

Under normal market conditions, the Fund will invest at least 80% of the Fund's total assets in common stocks. In addition, the Fund may invest up to 20% of its total assets in other types of securities with equity characteristics, including preferred stocks, convertible securities, warrants, units, and rights. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

Global Income Fund seeks primarily a high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

This Fund is designed to provide the potential for higher yields and greater capital gains than a U.S.-only bond fund, although an investment in the Fund has special risks. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities -- such as, supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fixed-time deposits -- of issuers located in any country anywhere in the world, including the U.S. The Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country (other than the U.S.).

The Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities, such as common and preferred stocks and warrants to acquire such stocks, and in equity securities; provided that the Fund may not invest more than 20% of its total assets in equity securities.

It is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa category or by Standard & Poor's at least in the BBB category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 category or by Standard & Poor's in the A-2 category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

It also is the Fund's current policy to maintain the average dolar-weighted maturity of the Fund's portfolio between five to ten years, that is, the maturity of an intermediate-term debt instrument, although the Fund may adjust its average dollar-weighted maturity from time to time

Investment Techniques and Policies

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet long-term objectives. Although each Fund may receive current income from dividends, interest and other sources, with the exception of the Global Income Fund, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 . Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with the regulatory limitations that apply to borrowings and illiquid securities).

 .  The term "issuers located in" a particular country or region includes issuers
   (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.

General Limitations

International Equity Fund, Emerging Markets Equity Fund, International Smaller Companies Fund, and Smaller Companies Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these


                                                                          13
                                                                          _____

Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Global Income Fund is not a "diversified company".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 33 1/3% of its total assets and pledge up to 33 1/3% of its total assets in connection with such borrowing. Any borrowings that come to exceed the 33 1/3% limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants and rights, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

Investment Techniques

Depository Receipts. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

Investment in Debt Securities and Commercial Paper. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

Temporary Strategies. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in short-term, high-quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.

Hedging Strategies. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate


   14
_____
market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

Repurchase Agreements and Overnight Time Deposits. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

Investment in Other Investment Companies. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

Restricted Securities. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

Investment Risks

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

Market. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater longterm investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk -- the possibility that stock and bond prices will decline over short, or even extended, periods -- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. companies may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

Currency. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

Foreign Taxation. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.


                                                                          15
                                                                          _____

Investing in Emerging Markets. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.

Investing in Smaller Companies. The smaller companies in which the Funds invest, and in which International Smaller Companies and Smaller Companies Funds primarily invest, often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

Interest Rates and Credit. The value of fixed-income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund normally invests in a number of issuers; however, the Fund is a "non-diversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

Global Income Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

Sovereign Debt Obligations. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

Management of the Funds

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.


   16
_____

Adviser and Subadviser

AIB Govett, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH has approximately $14 billion of assets under management as of December 31, 1997.

AIB Govett London is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January 1997.

Portfolio Management

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, Poznan (Poland), and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.

AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

Advisory and Subadvisory Agreements

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for Global Income Fund), for providing investment management and administrative services to the Funds.


                                                                          17
                                                                          _____

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund except Global Income, for which the Subadviser receives 0.3375% of average annual net assets, as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

Allocation of Portfolio Transactions

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

Portfolio Turnover

The frequency of portfolio transactions -- the "portfolio turnover rate" -- varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in shortterm trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: International Equity Fund--51%; Emerging Markets Equity Fund--120%; Smaller Companies Fund--77%; and Global Income Fund--76%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: International Equity Fund--36%; Emerging Markets Equity Fund--58%; Smaller Companies Fund--30%; and Global Income Fund--6%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

Distribution Arrangements

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for sales of shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered by the Distributor to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").

Distribution Plans

Rule 12b-1 adopted by the SEC under the 1940 Act permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan


   18
_____
adopted by the Company's Board of Directors and approved by its shareholders. Pursuant to Rule 12b-1, the Board of Directors and the shareholders of Class A Retail shares of each Fund have adopted a Distribution Plan referred to in this Prospectus as the "Class A Plan". This distribution plan is intended to comply with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares.

Under the Class A Plan, each Fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A Retail shares. There is no service fee paid under the Class A Plan.

The Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including securities dealers, and banks ("Service Organizations"), for rendering shareholder support and administrative services. AIB Govett, pursuant to a Sub-Administration Agreement, provides certain services to the Distributor, including acting as a Service Organization under the Plan.

If the Class A Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class A Plan of a Fund may not be increased to more than 0.35% of the Fund's average daily net assets attributable to Class A Retail shares without prior approval of the shareholders. At present, the Board of Directors has approved payments under the Class A Plan for the purpose of compensating the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.

Payments made to the Distributor under the Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds. Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding share in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plan would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plan. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

Custodian

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

Transfer Agent

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation.

Accounting and Administration Services

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

How the Funds Value Their Shares

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather


                                                                          19
                                                                          _____
than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.


   20
_____

ABOUT YOUR ACCOUNT
================================================================================

Multiple Classes of Shares

As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class Shares which are available for purchase only by certain eligible investors. A separate prospectus pertaining to the Institutional Class Shares is available upon request. This Prospectus relates only to Class A Retail shares. As of the date of this Prospectus, Class B shares, which are described in a separate prospectus, are not available to the public. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals.

The following table summarizes certain terms of Class A Retail shares:

================================================================================
                                                Class A
================================================================================
Sales Charges              None
--------------------------------------------------------------------------------
12b-1 Distribution Fee     0.35% for all Funds
--------------------------------------------------------------------------------
Redemption/Exchange Fee    1% on redemptions or exchanges made within 6 months
                           of share purchase
--------------------------------------------------------------------------------
Service Fee                None
--------------------------------------------------------------------------------
Minimum Investment         $5,000 initially; $1,000 any subsequent purchases*
--------------------------------------------------------------------------------
Exchangeability            Shares of each fund may be exchanged for shares of
                           the same class of the other Funds
--------------------------------------------------------------------------------
Convertibility             Class A Retail shares do not convert to any other
                           Class of shares of the Funds
--------------------------------------------------------------------------------
Dividends                  Calculated in the same manner and at the same time of
                           day for each class

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500 and $25, respectively for identically registered accounts.
================================================================================

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

How to Buy Shares

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form plus, in the case of the Class A Retail shares of each Fund purchased prior


                                                                          21
                                                                          _____
to September 1, 1998, an initial sales charge imposed at the time of purchase or subject to a short-term redemption fee upon certain redemptions. An unspecified purchase order will be considered an order for Class A Retail shares.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus. Effective January 1, 1998, the minimum initial investment for new investors ("Second Stage Shareholders") in any series of the Company is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan (see below for details). For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA"), the minimum initial investment for Second Stage Shareholders in any Fund of the Company will $2,000 and any subsequent investments are to be $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment into another Fund of the Company and subsequent investment of $25 or more. For an IRA application or with any questions about your IRA, please call
(800) 821-0803.

Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

Purchases Through Authorized Dealers

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements. For wiring instructions, please see "Appendix A".

Initial Purchases Through Transfer Agent

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. Minimum initial investment is $5,000 or more ($500 or more for First Stage Shareholders). Third party checks will not be accepted in payment for Fund shares. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven
(7) days of an initial investment, the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

Subsequent Investments Through The Transfer Agent

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases of $1,000 or more may be made ($25 or more for First Stage Shareholders), at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited.

Certificates

In the interest of economy and convenience, the Funds do not issue certificates for Class A Retail shares unless a shareholder or his or her authorized dealer submits a written request to the Transfer Agent. Shareholders of Class A Retail shares who do not receive certificates have the same rights as if certificates had been issued to them. Redemptions by shareholders who hold certificates may take longer than redemptions of non-certificated shares because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders of Class A Retail shares refrain from requesting certificates.


   22
_____

Directed Dividends

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

Automatic Investment Plan

Second Stage Shareholders may buy shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10th, 15th, and 20th of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the AIP, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice, or by the participant at any time without penalty upon written notice to the Funds or the Transfer Agent.

Systematic Withdrawal Plan

See "How to Redeem Shares," below.

Sales Charges

Effective September 1, 1998, the sales charge on Class A Retail shares was eliminated.

Letter of Intent ("LOI") and Right of Accumulation. Prior to September 1, 1998, investors who agreed to purchase a certain dollar amount of Class A Retail shares or who already had purchased a certain dollar amount of Class A Retail shares, may have qualified for reduced sales charge rates. Purchases of Class A Retail shares made after September 1, 1998 are not subject to a sales charge.

How to Make Exchanges

Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges.
If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below. The Funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

Exchange Fee. As of January 1, 1999, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to this date are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.

Money Market Fund. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund subject to any applicable exchange fee. Prior to September 1, 1998, the sales charge was imposed if the shareholder's initial investment in the Govett Funds, Inc. was a purchase of Money Market Fund shares. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Class A Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Class A Retail shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

Exchanges by Telephone. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

Automatic Exchange Plan. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this


                                                                          23
                                                                          _____
plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25th of each month. If the 25th falls on a weekend or holiday, the transaction will be effected on the next business day. The exchange fee is waived for participants in the Automatic Exchange Plan.

Exchanges by Mail. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

Frequent Exchanges. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30-day period with respect to any particular Fund may be deemed abusive.

How to Redeem Shares

General Information

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV per share next computed after the Transfer Agent receives your redemption request which has been completed in accordance with the account, less any applicable sales charges or redemption fees (Purchases of $1 million or more made prior to September 1, 1998 are subject to a CDSC if redeemed within one year of purchase, and after September 1, 1998, redemptions made within six months of purchase are subject to a 1% redemption fee). Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. If the shares are held in the dealer's "street name," the redemption must be made through the dealer.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed within one (1) business day. A $9.00 processing fee will be deducted from the proceeds of redemptions wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 30 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share (less any applicable redemption fee or CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).


   24
_____

An original signature guarantee by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .  The shareholder wishes to redeem $50,000 or more by written request.

 . The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 . The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 . The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim;
   (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 . The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

Or

 . The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad-15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

When shares to be redeemed are represented by a share certificate, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders exactly as the account is registered, with signature guarantees as described above. For their own protection, shareholders should send the share certificate and assignment form in separate envelopes.

Redemptions Through Authorized Dealers

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers which have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. This is known as a repurchase. However, even after receipt of a repurchase order from a dealer, the Funds still require a signed letter from the shareholder containing redemption instructions and all other documents required for direct redemption requests, as stated above. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received.
It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

Systematic Withdrawal Plan

For Second Stage Shareholders, a Systematic Withdrawal Plan is available to shareholders whose accounts total $50,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semi-annual or


                                                                          25
                                                                          _____
annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a Systematic Withdrawal Plan continues to be available to shareholders whose accounts total $5,000 or more with specific monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum is $25. The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.

Short-term redemption fee

To discourage short-term trading, effective September 1, 1998, purchases of Class A Retail shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.

Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

Waiver of short-term redemption fee

The redemption fee is waived under the following circumstances:

 . Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

 . Minimum required distributions from certain IRA or retirement plan distributions.

 . Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 10% of the initial value of the account annually for Class A.

Telephone Transactions

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement accounts with the Funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.


   26
_____

Dividends, Capital Gains and Taxes

Dividends and Capital Gains

All of the Funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized short-term gains. At least annually, distributions of any net realized or remaining gains will be declared.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Code. Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

Dividends and Capital Gains Payment Options

Shareholders may choose one of four options:

 .  Reinvest all income dividends and capital gains distributions in additional
   Fund shares.

 . Receive income dividends in cash and accept capital gains distributions in additional Fund shares.

 . Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

United States Federal Taxation of the Funds

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

United States Federal Taxation of Shareholders

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net short-term capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net short-term capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.


                                                                          27
                                                                          _____

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

Other Information

Confirmations and Reports to Shareholders

Currently, each time a transaction is made that affects a shareholder's account--such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semi-annual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.

Year 2000

AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.

Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

The Euro

On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro,


   28
_____
which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.

The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

Organization

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an open-end management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. Each Fund, other than Global Income Fund, is a diversified series of the Company. Global Income Fund is not diversified. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund currently offers Class A Retail Shares and Institutional Class shares. This prospectus relates to the Class A Retail shares. The Institutional Class shares are available for purchase only by certain investors and are described in a separate prospectus. Class B Retail Shares are not currently available. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

Performance Information

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares. Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one-, five-, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and


                                                                          29
                                                                          _____
capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of share outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.

Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's most recent Annual Report and Semi-Annual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

Effect of Banking Laws

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered open-end investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered open-end investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.


   30
_____

Appendix A

Adviser and Shareholder Services Reference Guide

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

Adviser Services. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

Transactions By Mail. For new accounts, send the completed Account Application with a check to:

                           via U.S. Postal Service

                                 Govett Funds
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903


                        via overnight delivery service

                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903

For subsequent investments, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

                            via U.S. Postal Service

                                 Govett Funds
                                P.O. Box 412797
                          Kansas City, MO 64141-2797


                        via overnight delivery service

                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903

Investments By Bank Wire. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

                         United Missouri Bank KC, N.A.
                               ABA #10-10-00695
                    For First Data Investor Services Group
                           Bank Account #9870370719
                           FBO Govett _________ Fund
                      Shareholder Name and Account Number

Exchanges By Mail. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

                            via U.S. Postal Service

                                 Govett Funds
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903


                        via overnight delivery service

                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903

Telephone Transactions. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.


                                                                          31
                                                                          _____

Govett Funds



Govett International Equity            Transfer Agent
Fund
                                       First Data Investor Services Group, Inc.
Govett Emerging Markets Equity         3200 Horizon Drive
Fund                                   P.O. Box 61503
                                       King of Prussia, PA 19406-0903
Govett International Smaller           800-821-0803
Companies Fund
                                       Distributor
Govett Smaller Companies
Fund                                   FPS Broker Services, Inc.*
                                       3200 Horizon Drive
Govett Global Income                   P.O. Box 61503
Fund                                   King of Prussia, PA 19406-0903
                                       800-634-6838

                                       Govett Funds

                                       250 Montgomery Street, Suite 1200
                                       San Francisco, CA 94104
                                       800-731-1755
                                       415-263-1865

                                       Investment Manager

                                       AIB Govett, Inc.
                                       250 Montgomery Street, Suite 1200
                                       San Francisco, CA 94104
                                       800-731-1755
                                       415-263-1865

                                       Custodian

                                       The Chase Manhattan Bank
                                       4 MetroTech Center
                                       Brooklyn, NY 11245

                                       Accounting and Administration Services

                                       Chase Global Funds Services Company
                                       73 Tremont Street,
                                       11th Floor
                                       Boston, MA 02108

                                       Directors

                                       Patrick K. Cunneen, Chairman
                                       Elliot L. Atamian
                                       Sir Victor Garland
                                       James M. Oates
                                       Frank R. Terzolo

                                       * Name will change to First Data
                                         Distributors, Inc. effective
                                         January 1, 1999.

                                                                    GOVETT FUNDS
                                                      Institutional Class Shares
                                               Prospectus dated December 7, 1998

This Prospectus describes five funds (the "Funds") offered to investors by The Govett Funds, Inc. (the "Govett Funds" or the "Company"). Each of the Funds is managed by AIB Govett, Inc. ("AIB Govett" or the "Investment Manager"). AIB Govett Asset Management Limited ("AIB Govett London" or the "Subadviser") serves as subadviser to each Fund.

 * GOVETT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.

 * GOVETT EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

 * GOVETT INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

 * GOVETT SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

 * GOVETT GLOBAL INCOME FUND seeks primarily a high level of current income, consistent with preservation of capital, by investing primarily in foreign debt securities. Its secondary objective is capital appreciation.

Investing in emerging and developing markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective.

Each Fund offers multiple classes of shares. This Prospectus relates only to Institutional Class shares, which are available for purchase only by certain eligible investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Distribution (12b-1) Plan charge.

Please read this Prospectus carefully before investing, and retain it for future reference. It provides concise information to help an investor decide if a Fund's goal matches his or her own. A Statement of Additional Information about the Funds, dated December 7, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, call 800-634-6838, or write to the Funds' Distributor at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

ABOUT THE FUNDS

SUMMARY OF INVESTOR COSTS.....................................  3

FINANCIAL HIGHLIGHTS..........................................  4

AN OVERVIEW OF THE FUNDS......................................  9

INVESTMENT TECHNIQUES AND POLICIES............................ 10

INVESTMENT RISKS.............................................. 12

MANAGEMENT OF THE FUNDS....................................... 14

ABOUT YOUR ACCOUNT

WHO CAN BUY INSTITUTIONAL SHARES.............................. 17

HOW TO BUY SHARES............................................. 18

HOW TO MAKE EXCHANGES......................................... 19

HOW TO REDEEM SHARES.......................................... 20

TELEPHONE TRANSACTIONS........................................ 22

DIVIDENDS, CAPITAL GAINS AND TAXES............................ 22

OTHER INFORMATION............................................. 24

APPENDIX A: QUICK REFERENCE GUIDE............................. 28

APPLICATION FORM


The Company also has authorized Class A shares and Class B (the "Retail Classes") shares for each Fund, although it currently only offers Class A shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for Class A shares may be obtained by writing to the Distributor at the address shown on the back cover, or by calling 800-634-6838.

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

A.  SHAREHOLDER TRANSACTION EXPENSES FOR INSTITUTIONAL CLASS OF EACH FUND

   MAXIMUM SALES            MAXIMUM          MAXIMUM SALES LOAD
  LOAD IMPOSED ON        DEFERRED SALES      IMPOSED ON DIVIDEND
     PURCHASES                LOAD              REINVESTMENTS         REDEMPTION FEES        EXCHANGE FEES
  ---------------        --------------      -------------------      ---------------        -------------
       NONE                   NONE                  NONE                   1.00%/1/              1.00%/1/

B.    ANNUAL OPERATING EXPENSES FOR INSTITUTIONAL CLASS OF EACH FUND

                                                                                                  TOTAL OPERATING
                                                                           OTHER EXPENSES            EXPENSES
                                                                              (AFTER                  (AFTER
FUND                                   MANAGEMENT FEE   12B-1 FEES        REIMBURSEMENT)/2/      REIMBURSEMENT)/2/
--------------------------------       --------------   ----------        -----------------      -----------------
International Equity                       1.00%           NONE                1.00%                   2.00%
Emerging Markets Equity                    1.00%           NONE                0.50%                   1.50%
International Smaller Companies            1.00%           NONE                0.50%                   1.50%
Smaller Companies                          1.00%           NONE                1.00%                   2.00%
Global Income                              0.75%           NONE                1.25%                   2.00%

The Investment Manager has agreed to reduce its management fees and to pay certain Fund operating expenses for at least Fiscal Year 1999 to the extent necessary to limit total annual Fund Operating Expenses. With respect to all Funds, the amount of that limitation is the percentage listed above under "Total Operating Expenses" for such Fund.

C.  EXAMPLES OF EXPENSES

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/3/ and (2) redemption at the end of each time period:

FUND                                      1 YEAR                   3 YEARS                  5 YEARS                 10 YEARS
-------------------------------        ------------             -------------            -------------            ------------
International Equity                       $20                      $63                     $108                     $233
Emerging Markets Equity                     15                       47                       82                      179
International Smaller Companies             15                       47                       --                       --
Smaller Companies                           20                       63                      108                      233
Global Income                               20                       63                      108                      233

___________________
 /1/ AS OF SEPTEMBER 1, 1998, INSTITUTIONAL CLASS SHARES ARE SUBJECT TO A SHORT-TERM REDEMPTION FEE OF 1% ON SHARES REDEEMED WITHIN SIX MONTHS OF ACQUISITION. AS OF JANUARY 1, 1999, EXCHANGES ARE ALSO SUBJECT TO A 1% FEE ON SHARES EXCHANGED WITHIN SIX MONTHS OF ACQUISITION. THE FEE IS PAID TO THE FUND AND ITS PURPOSE IS TO DISCOURAGE SHORT-TERM TRADING.

 /2/ The percentages shown in "Other Expenses" and "Total Operating Expenses" are net of reimbursement by the Investment Manager. The percentages in "Other Expenses" for the Institutional Class shares of the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are based on the operating expense information for each Fund's Class A shares for the fiscal year ended December 31, 1997, adjusted for estimated class specific expenses, and after including estimated expense reimbursements by the Investment Manager. Absent such reimbursements, estimated "Other Expenses" as a percentage of net assets for the Institutional Class shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are anticipated to be 1.17%, 0.97%, 0.44%, and 1.34%, respectively. Absent such reimbursements, estimated "Total Operating Expenses" as a percentage of net assets for the Institutional Class of shares of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are anticipated to be 2.17%, 1.97%, 1.44%, and 2.09%, respectively. As of the date of this Prospectus, International Smaller Companies Fund has not been sold to the public: therefore, the expense information was estimated, based on the operating expenses of International Equity Fund.

 /3/ The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance.

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Institutional Class shares
of the Funds.   THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.



                             FINANCIAL HIGHLIGHTS

The following tables provide condensed information concerning income and capital changes for one Class A share of International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund for the periods shown. This information, other than for the six months ended June 30, 1998, has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountant, whose unqualified reports thereon appear in the Annual Reports to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Reports (and no other portion of such Reports) are incorporated by reference into the Statement of Additional Information. This information should be read in conjunction with such statements and notes. The International Smaller Companies Fund had not commenced operations as of June 30, 1998.

Prior to June 27, 1997, Institutional Class shares had been designated as Class C Shares. As of June 30, 1998, neither Institutional Class nor Class C shares of any Fund had been sold to the public. Accordingly, there are no financial highlights with respect to the Funds for Institutional Class or Class C shares for periods prior to the date of this prospectus.

The financial highlights presented below represent historical information for Class A shares of the Funds. As of December 31, 1997, Class A shares were subject to Distribution (12b-1) Plan fees of 0.50% of average net assets (for Global Income Fund, the fee was 0.35% of average net assets). As of February 1, 1998, the Class A Distribution (12b-1) Plan fees were reduced to 0.35% of average net assets for all Funds. Institutional Class shares, however, were not subject to any Distribution (12b-1) Plan fee.

INTERNATIONAL EQUITY FUND
-------------------------

                                              SIX MONTHS    YEAR        YEAR         YEAR         YEAR      YEAR     PERIOD
                                              ENDED JUNE    ENDED       ENDED        ENDED        ENDED     ENDED     ENDED
                                               30, 1998   DEC. 31,    DEC. 31,     DEC. 31,     DEC. 31,  DEC. 31,  DEC. 31,
                                             (UNAUDITED)    1997        1996         1995         1994      1993    1992 (a)
                                             -----------  --------    --------     --------     --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.90     $ 11.19      $ 11.27      $ 10.16      $ 13.23   $  9.31    $10.00
                                              -------     -------      -------      -------      -------   -------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.03)      (0.24)+      (0.11)+      (0.08)+      (0.12)+   (0.03)    (0.01)
Net realized and unrealized gain (loss)
  on investments                                 1.83        0.18         1.45         1.20        (0.94)     5.01     (0.52)
                                              -------     -------      -------      -------      -------   -------    ------
     Total from investment operations            1.80       (0.06)        1.34         1.12        (1.06)     4.98     (0.53)
                                              -------     -------      -------      -------      -------   -------    ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                        ---         ---        (0.11)         ---          ---       ---     (0.04)
In excess of net investment income                ---         ---        (0.09)         ---          ---       ---       ---
From net realized gain                          (0.30)      (0.23)       (1.22)       (0.01)       (2.01)    (1.06)    (0.12)
In excess of net realized capital gain            ---         ---          ---          ---          ---       ---       ---
                                              -------     -------      -------      -------      -------   -------    ------
     Total distributions                        (0.30)      (0.23)       (1.42)       (0.01)       (2.01)    (1.06)    (0.16)
                                              -------     -------      -------      -------      -------   -------    ------
Net asset value, end of period                $ 12.40     $ 10.90      $ 11.19      $ 11.27      $ 10.16   $ 13.23    $ 9.31
                                              =======     =======      =======      =======      =======   =======    ======
TOTAL RETURN**                                  16.47%      (0.71)%      12.13%       11.01%       (8.44)%   54.50%    (5.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)             $13,375     $13,952      $25,822      $28,546      $32,296   $44,610    $1,328
Net expenses to average daily net assets
 (Note A)                                        2.50%*      2.50%        2.39%        2.50%        2.50%     2.50%     2.50%*
Net investment income (loss) to average daily
 net assets                                     (0.38)%*    (1.01)%      (1.06)%      (0.64)%      (0.98)%   (0.79)%   (0.10)%*
Portfolio turnover rate                            36%         51%          84%         101%         155%      151%      140%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                    3.18%*      3.12%        3.09%        2.75%        2.74%     2.65%     13.85%*

(a)  Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

EMERGING MARKETS EQUITY FUND
----------------------------

                                              SIX MONTHS    YEAR       YEAR      YEAR      YEAR      YEAR     PERIOD
                                              ENDED JUNE    ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                                               30, 1998    DEC. 31,   DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
                                             (UNAUDITED)    1997       1996      1995      1994      1993     1992 (a)
                                             -----------   --------   --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 12.24      $ 13.66     $ 12.24   $ 13.29  $ 17.70    $ 10.72   $10.00
                                              -------      -------     -------   -------  -------    -------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.03        (0.11)+     (0.13)+   (0.06)+  (0.11)+    (0.05)   (0.03)
Net realized and unrealized gain (loss)
 on investments                                 (2.36)       (1.31)       1.61     (0.98)   (1.93)      8.36     0.75
                                              -------      -------     -------   -------  -------    -------   ------
     Total from investment operations           (2.33)       (1.42)       1.48     (1.04)   (2.04)      8.31     0.72
                                              -------      -------     -------   -------  -------    -------   ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                      (0.15)         ---         ---       ---      ---        ---      ---
In excess of net investment income                ---          ---       (0.06)      ---      ---        ---      ---
From net realized gain                            ---          ---         ---     (0.01)   (2.33)     (1.33)     ---
In excess of net realized capital gain            ---          ---         ---       ---    (0.04)       ---      ---
                                              -------      -------     -------   -------  -------    -------   ------
     Total distributions                        (0.15)         ---       (0.06)    (0.01)   (2.37)     (1.33)     ---
                                              -------      -------     -------   -------  -------    -------   ------
Net asset value, end of period                $  9.76      $ 12.24     $ 13.66   $ 12.24  $ 13.29    $ 17.70   $10.72
                                              =======      =======     =======   =======  =======    =======   ======
TOTAL RETURN**                                 (19.30)%     (10.40)%     12.08%    (7.84)% (12.65)%    79.73%    7.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)             $19,414      $32,899     $56,814   $75,887  $76,812    $71,422   $5,625
Net expenses to average daily net assets
 (Note A)                                        2.50%*       2.50%       2.38%     2.50%    2.50%      2.50%    2.50%*
Net investment income (loss) to average daily
 net assets                                      0.20%*      (0.54)%     (0.62)%   (0.49)%  (0.77)%    (0.88)%  (0.49)%*
Portfolio turnover rate                            58%         120%        122%      115%     140%       143%     182%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                    3.73%*       2.91%       2.62%     2.78%    2.65%      2.52%    7.52%*

(a)  Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*    Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

SMALLER COMPANIES FUND
----------------------

                                                SIX MONTHS
                                                ENDED JUNE     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 30, 1998       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                               (UNAUDITED)        1997          1996          1995         1994         1993 (c)
                                               -----------     ----------    ----------    ----------    ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 19.09         $  21.83      $  29.96      $  19.06      $ 15.85      $ 10.00
                                                -------         --------      --------      --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      (0.21)           (0.43)+       (0.44)+       (0.30)+      (0.10)+      (0.06)
Net realized and unrealized gain (loss) on
 investments                                       0.60            (2.31)        (2.84)        13.32         4.47         5.91
                                                -------         --------      --------      --------      -------      -------
     Total from investment operations              0.39            (2.74)        (3.28)        13.02         4.37         5.85
                                                -------         --------      --------      --------      -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                          ---              ---           ---           ---          ---          ---
In excess of net investment income                  ---              ---           ---           ---          ---          ---
From net realized gain                              ---              ---         (4.85)        (2.12)       (1.16)         ---
In excess of net realized capital gain              ---              ---           ---           ---          ---          ---
                                                -------         --------      --------      --------      -------      -------
     Total distributions                            ---              ---         (4.85)        (2.12)       (1.16)         ---
                                                -------         --------      --------      --------      -------      -------
Net asset value, end of period                  $ 19.48         $  19.09      $  21.83      $  29.96      $ 19.06      $ 15.85
                                                =======         ========      ========      ========      =======      =======
TOTAL RETURN**                                     2.04%          (12.55)%      (10.62)%       69.13%       28.68%       58.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $87,676         $127,925      $259,735      $517,990      $76,873      $39,681
Net expenses to average daily net assets
 (Note A)                                          1.95%*           1.95%         1.81%         1.95%        1.95%        1.95%
Net investment income (loss) to average daily
 net assets                                       (1.77)%*         (1.64)%       (1.40)%       (1.64)%      (1.13)%      (0.93)%
Portfolio turnover rate                              30%              77%          406%          280%         519%         483%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993, and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                      2.80%*           2.59%         2.08%         2.12%        2.40%        2.44%

(c)  Commencement of Operations was January 1, 1993.
(d) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this Fund.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

GLOBAL INCOME FUND
------------------

                                            SIX MONTHS       YEAR        YEAR        YEAR       YEAR       YEAR      PERIOD
                                            ENDED JUNE       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED
                                             30, 1998      DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,   DEC. 31,    DEC. 31,
                                           (UNAUDITED)       1997        1996        1995       1994       1993      1992 (a)
                                           -----------     --------    ----------  --------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 7.82         $  8.32     $  8.97     $  8.48    $ 10.16    $  9.77    $ 10.00
                                             ------         -------     -------     -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.15            0.26+       0.57+       0.63+      0.76+      0.99       0.80
Net realized and unrealized gain (loss) on
   investments                                 0.07           (0.30)      (0.54)       0.53      (1.67)      0.66       0.06
                                             ------         -------     -------     -------    -------    -------    -------
     Total from investment operations          0.22           (0.04)       0.03        1.16      (0.91)      1.65       0.86
                                             ------         -------     -------     -------    -------    -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                    (0.18)          (0.12)      (0.66)      (0.63)     (0.24)     (0.95)     (0.78)
In excess of net investment income              ---             ---       (0.02)      (0.04)       ---        ---        ---
From net realized gain                          ---             ---         ---         ---        ---      (0.31)     (0.31)
In excess of net realized capital gain          ---             ---         ---         ---        ---        ---        ---
Tax return  of capital                          ---           (0.34)        ---         ---      (0.53)       ---        ---
                                             ------         -------     -------     -------    -------    -------    -------
     Total distributions                      (0.18)          (0.46)      (0.68)      (0.67)     (0.77)     (1.26)     (1.09)
                                             ------         -------     -------     -------    -------    -------    -------
Net asset value, end of period               $ 7.86         $  7.82     $  8.32     $  8.97    $  8.48    $ 10.16    $  9.77
                                             ======         =======     =======     =======    =======    =======    =======
TOTAL RETURN**                                 2.96%          (0.35)%      0.34%      14.11%     (9.16)%    17.67%      8.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)            $7,871         $10,277     $20,354     $41,181    $51,691    $82,000    $34,084
Net expenses to average daily net assets
   (Note A)                                    1.75%*          1.75%       1.64%       1.75%      1.75%      1.72%      1.75%*
Net investment income (loss) to average daily
   net assets                                  4.46%*          4.23%       7.17%       7.45%      8.30%      9.66%      9.75%*
Portfolio turnover rate                           6%             76%        236%        249%       701%       328%       378%

Note A: AIB Govett London waived a portion of its management fees and Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended December 31, 1995, 1996, and 1997, AIB Govett London (former investment manager, currently Subadviser to all Funds) reimbursed a portion of the operating expenses of the Funds. For the six months ended June 30, 1998, AIB Govett waived a portion of its management fee and reimbursed a portion of other operating expenses of the Funds. Without the reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses                                  3.19%*          2.82%       2.38%       1.93%      1.95%      1.72%      3.17%*

(a) Commencement of Operations was January 7, 1992.
(b) As of January 1, 1998, AIB Govett became investment manager to all Funds, and AIB Govett London (former investment manager) became Subadviser to all Funds.
*   Annualized
** Total return calculations exclude front end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the Fund's expenses.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

                           AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their long-term needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to "Investment Techniques and Policies," below, and to the Statement of Additional Information.

The Statement of Additional Information provides the full text of the Funds' investment restrictions and other investment policies. Except for each Funds' investment objective and those investment restrictions designated as "fundamental," which only may be changed with shareholder approval, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed at any time by the Company's Board of Directors.

INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities--that is, common stocks, preferred stocks, and warrants to acquire such stocks--of issuers located in any country other than the U.S.; provided that the Fund invests in at least three issuers located in different countries. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities which are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

EMERGING MARKETS EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities--that is, common stocks, preferred stocks, and warrants to acquire such stocks--of issuers located in emerging or developing markets; provided that the Fund invests in at least three issuers located in different countries. An emerging or developing market is broadly defined as one with low- to middle-range per capita income. AIB Govett uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment, but limits Fund investments to those countries it believes have potential for significant growth and development. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities, and in non-convertible debt securities.

INTERNATIONAL SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located outside the U.S.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities--that is, common stocks, preferred stocks, and warrants to acquire such stocks--of smaller companies located outside the U.S., provided that the Fund invests in at least three issuers located in different countries. For this Fund, a smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of smaller companies. This Fund may invest in U.S. companies.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of smaller companies located anywhere in the world, including the U.S. A smaller company is defined as a company, which at the time of purchase, has a market capitalization no greater than $3 billion. This policy puts the typical smaller company in the same size range as companies included in the Russell 2000 Index.

The Fund may invest up to 35% of its total assets in other equity securities. The Fund may also invest in debt obligations convertible into equity securities and in non-convertible debt securities.

Under normal market conditions, the Fund will invest at least 80% of the Fund's total assets in common stocks. In addition, the Fund may invest up to 20% of its total assets in other types of securities with equity characteristics, including preferred stocks, convertible securities, warrants, units, and rights. The Fund typically invests in securities listed on recognized securities exchanges, but it may hold securities that are listed on other exchanges or that are not listed.

GLOBAL INCOME FUND seeks primarily a high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary objective is capital appreciation.

This Fund is designed to provide the potential for higher yields and greater capital gains than a U.S.-only bond fund, although an investment in the Fund has special risks. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities--such as, supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fixed-time deposits--of issuers located in any country anywhere in the world, including the U.S. The Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country (other than the U.S.).

The Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities, such as common and preferred stocks and warrants to acquire such stocks, and in equity securities; provided that the Fund may not invest more that 20% of its total assets in equity securities.

It is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa category or by Standard & Poor's at least in the BBB category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 category or by Standard & Poor's in the A-2 category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

It also is the Fund's current policy to maintain the average dollar-weighted maturity of the Fund's portfolio between five to ten years, that is, the maturity of an intermediate-term debt instrument, although the Fund may adjust its average dollar-weighted maturity from time to time

                      INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet long-term objectives. Although each Fund may receive current income from dividends, interest and other sources, with the exception of the Global Income Fund, income is only an incidental consideration in AIB Govett's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's net asset value ("NAV") fluctuates as the value of its portfolio securities fluctuates.

In interpreting each Fund's investment policies and objectives, AIB Govett adheres to the following principles and definitions:

 . Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations (but any increase or decrease will be considered when determining whether the asset complies with regulatory limitations that apply to borrowings and illiquid securities).

 . The term "issuers located in" a particular country or region includes issuers
  (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or (ii) which derive 50% or more of their total revenues from business in that country or a country in that region; or (iii) the equity securities of which are principally traded on a stock exchange of that country or a country in that region.

GENERAL LIMITATIONS

International Equity Fund, Emerging Markets Equity Fund, International Smaller Companies Fund, and Smaller Companies Fund are "diversified companies," as that term is defined in the 1940 Act. As diversified companies, these Funds, with respect to 75% of its total assets, may not invest more than 5% of their respective total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. Global Income Fund is not a "diversified company".

With respect to all Funds, no Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 33 1/3% of its total assets and pledge up to 33 1/3% of its total assets in connection with such borrowing. Any borrowings that come to exceed the 33 1/3% limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval.

As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities, and no Fund may purchase a security if, as a result, more than 5% of that Fund's net assets would be invested in warrants and rights, or more than 2% of the Fund's net assets would be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange.

INVESTMENT TECHNIQUES

DEPOSITORY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depository instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depository instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

TEMPORARY STRATEGIES. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in short-term, high-quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.

HEDGING STRATEGIES. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' custodian.

INVESTMENT IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

RESTRICTED SECURITIES. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

                               INVESTMENT RISKS

The quality and quantity of historic economic and securities market data are, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. AIB Govett utilizes investment policies which involve the review and analysis of overall market information to determine geographic and sector exposure and the investigation of individual candidate companies within that strategic focus.

MARKET. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, AIB Govett believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods-- to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property, or other assets from that country may affect a Fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

CURRENCY. The Funds, as are most foreign investors, are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions and interest paid. Such taxes may adversely affect a Fund's net asset value.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.

INVESTING IN SMALLER COMPANIES. The smaller companies in which the Funds invest, and in which International Smaller Companies and Smaller Companies Funds primarily invest, often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price may reflect this volatility.

INTEREST RATES AND CREDIT. The value of fixed-income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund normally invests in a number of issuers; however, the Fund is a "non-diversified" series and may invest more than 5% of its assets in the securities of one issuer. Consequently, the Fund may experience greater interest rate and credit risk with respect to its portfolio than funds with similar objectives which are more broadly diversified.

Securities in the BBB and Baa (Standard & Poor's/Moody's) major rating categories have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal or interest payments than in the case of higher rated bonds.

Global Income Fund also may invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds," which generally have a greater potential for default or price change than higher quality securities caused by changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal on interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse can therefore be significantly diminished.

SOVEREIGN DEBT OBLIGATIONS. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. If reliable market quotations are not available, AIB Govett values such securities in accordance with procedures established by the Board of Directors. AIB Govett's judgment and credit analysis plays a greater role in valuing sovereign debt obligations compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the Funds anticipate that the securities could be sold only to a limited number of dealers or institutional investors. See "How Funds Value Their Shares" in this Prospectus and "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Agreement (the "Investment Management Agreement"), effective on January 1, 1998, between the Company and AIB Govett, and subject to such policies as the Board may establish, AIB Govett provides the Funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the Company's behalf in accordance with each Fund's investment policies.

ADVISER AND SUBADVISER

AIB GOVETT, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is a Maryland corporation. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH"), which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $62 billion as of December 31, 1997. AIBAMH had approximately $14 billion of assets under management as of December 31, 1997.

AIB GOVETT LONDON is a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England. A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1997, approximately $5.6 billion under management, primarily in non-U.S. funds. AIB Govett London serves as investment subadviser to two U.S. mutual fund portfolios in addition to the Funds.

In 1997, AIBAMH made several adjustments to its operating structure in order to more effectively provide investment management services to its clients around the world. A new U.S. company, AIB Govett, was formed to provide these services to North American clients. In addition, AIB Govett London, which had served as investment manager for the Funds, changed its name from John Govett & Co. Limited. AIB Govett London serves as subadviser to all Funds. AIB Govett and AIB Govett London are wholly-owned subsidiaries of AIBAMH.

The reorganization did not result in any change of actual control or management of AIB Govett London or in any change in management of the Funds. In particular, the same individuals who provided services to the Funds prior to the reorganization continue to provide the same services.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are, respectively, Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she joined AIBIM in 1988, becoming Head of International Equities and Associate Director in 1993. She moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996 she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January, 1997.

PORTFOLIO MANAGEMENT

AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, Poznan (Poland), and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for AIB Govett group and coordinated implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.

AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients. Mr. Patrick Cunneen, a Director of the Company, is a director of AIBAMH.

ADVISORY AND SUBADVISORY AGREEMENTS

The terms of the New Advisory Agreements are substantially similar to the Former Advisory Agreement. The investment management fees paid by the Funds are not affected by the change investment advisory responsibility from AIB Govett London to AIB Govett.

The Funds pay AIB Govett a monthly fee based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for Global Income Fund), for providing investment management and administrative services to the Funds.

Pursuant to its Subadvisory Agreement with AIB Govett London, AIB Govett pays AIB Govett London a fee of 0.45% of average annual net assets for each Fund except Global Income, for which the Subadviser receives 0.3375% of average annual net assets, as compensation for serving as investment subadviser to the Funds. The Funds are not responsible for payment of the subadvisory fee to AIB Govett London.

AIB Govett reimburses certain Fund expenses, including a portion of management fees and service fees. The Funds pay all Fund expenses not waived or reimbursed by AIB Govett or other entities, including but not limited to outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agency and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders. Please see the Financial Highlights section of this Prospectus and the Statement of Additional Information for more information about fees and expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, each of AIB Govett and the Subadviser seeks best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or over-the-counter markets typically are fixed and higher than those made through U.S. securities exchanges or over-the-counter markets.

Consistent with the obligation to obtain best execution, AIB Govett or the Subadviser may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to AIB Govett or the Subadviser a higher commission than that charged by other brokers if AIB Govett determines in good faith that the amount of the commission is reasonable in relation to the value of those services, either in terms of the particular transaction or of the overall responsibility of AIB Govett or the Subadviser to the Funds and to any accounts over which AIB Govett or the Subadviser exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"--varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in shortterm trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1997 through December 31, 1997 were: International Equity Fund--51%; Emerging Markets Equity Fund--120%; Smaller Companies Fund--77%; and Global Income Fund--76%. The portfolio turnover rates for the Funds for the period from January 1, 1998 through June 30, 1998 were: International Equity Fund--35%; Emerging Markets Equity Fund--58%; Smaller Companies Fund--30%; and Global Income Fund--6%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' distributor and principal underwriter. First Data Investor Services Group, Inc. (formerly FPS Services, Inc.), a former affiliate of the Distributor, serves the Funds as transfer and shareholder services agent (the "Transfer Agent"). Effective January 1, 1999, First Data Distributors, Inc. will acquire FPS Broker Services, Inc.

CUSTODIAN

The Chase Manhattan Bank (the "Custodian") serves as the Funds' global custodian.

TRANSFER AGENT

First Data Investor Services Group, Inc. (formerly FPS Services, Inc.) (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds. The Transfer Agent is a subsidiary of First Data Corporation

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services Company, an affiliate of the Funds' global custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open, each Fund calculates its NAV per share of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Shortterm investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's NAV per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the close of regular trading on a foreign exchange and the close of regular trading on the New York Stock Exchange may not be reflected in that day's computation of a Fund's NAV. If an event materially affecting the value of a portfolio holding occurs during such period and the Investment Manager becomes aware of it or if a holding becomes illiquid pursuant to procedures adopted by the Board of Directors, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board.

                              ABOUT YOUR ACCOUNT

                       WHO CAN BUY INSTITUTIONAL SHARES

As of June 27, 1997 all of the previously outstanding Class C shares of each Fund were redesignated "Institutional Class" shares without other changes. No Class C shares had been offered to the public as of that date. This prospectus only relates to Institutional Class Shares. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure.

Shares of the Institutional Class are available for purchase only by:

(a) retirement profit-sharing, 401(k) and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;
(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;
(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and

(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the Funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the Funds.

The following table summarizes certain terms of Institutional Class shares.

                                                                              Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
Sales Charges                  None
----------------------------------------------------------------------------------------------------------------------------------
12b-1 Distribution Fee         None
----------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee        1% on redemptions and exchanges made within 6 months of share purchase.
----------------------------------------------------------------------------------------------------------------------------------
Service Fee                    None
----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment             $25,000 initially; any amount for subsequent purchases.
----------------------------------------------------------------------------------------------------------------------------------
Exchangeability                Shares of each Fund may be exchanged for shares of the same class of the other Funds.
----------------------------------------------------------------------------------------------------------------------------------
Convertibility                 Institutional Class shares do not convert to any other Class of shares of the Funds
----------------------------------------------------------------------------------------------------------------------------------
Dividends                      Calculated in the same manner and at the same time of day for each class, except that Institutional
                               Class shares will not incur distribution fees under Rule 12b-1 Plans that apply to the Class A and
                               Class B shares.
----------------------------------------------------------------------------------------------------------------------------------

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any Fund. In accordance with their fiduciary duties under the 1940 Act and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises.

                               HOW TO BUY SHARES

Institutional Class shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), following receipt by the Transfer Agent of a purchase order in proper form, subject to the short-term redemption fee.

Shares may be purchased through the Distributor, through authorized investment dealers, or directly through the Transfer Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix A to this Prospectus. The minimum initial investment is $25,000. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

PURCHASES THROUGH AUTHORIZED DEALERS

Generally, orders received by an authorized dealer before the New York Stock Exchange has closed for a particular day will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Distributor and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating
requirements.   For wiring instructions, please see Appendix A.

INITIAL PURCHASES THROUGH TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by sending a completed, signed application and a check in the amount of the purchase price, made out to "Govett Funds", to the address shown in Appendix A. THIRD PARTY CHECKS WILL NOT BE ACCEPTED IN PAYMENT FOR FUND SHARES. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven
(7) days of an initial investment, the Transfer Agent has received an executed Account Application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases may be made, at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix A. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited. Investments may also be sent via bank wire. Please see Appendix A for wiring instructions.

CERTIFICATES

Certificates are not issued for Institutional shares. Purchases not involving the issuance of certificates are confirmed to the shareholder and credited to the shareholder's account on the books of the Transfer Agent. The shareholder will have the same rights of ownership as if certificates had been issued.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder or for the benefit of the shareholder in the same employer-sponsored retirement plan. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

                             HOW TO MAKE EXCHANGES

Exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details. Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee.
Certain authorized dealers may be charged a fee for handling exchanges. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

EXCHANGE FEE. As of January 1, 1999, exchanges made within six months of purchase are subject to a 1% fee on the amount exchanged out of a Fund. All shares purchased prior to the date of this Prospectus are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. This fee may not be applied to omnibus accounts.

MONEY MARKET FUND. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund subject to any applicable exchange fee. The Money Market Fund is not a series of the Company, but is available as an exchange vehicle for Fund shareholders. Shares of one Fund class exchanged into the Money Market Fund may not be exchanged, upon redemption of shares of the Money Market Fund, for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Institutional Class shares of a Govett Fund exchanged into the Money Market Fund will be exchanged for Institutional Class shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be communicated to the Transfer Agent at the telephone number shown in Appendix A.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Transfer Agent at the address set forth in Appendix A.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions, and exchanges of Fund shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales may be deemed abusive by AIB Govett and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although AIB Govett will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions, and/or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy, a pattern of more than one purchase-sale transaction during any 30-day period with respect to any particular Fund may be deemed abusive.

                             HOW TO REDEEM SHARES

GENERAL INFORMATION

Redemption requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with direction provided by the employer. Employees should therefore contact their employer for details. Investors may redeem all or a portion of their shares on any business day. Shares will be redeemed at the NAV per share next computed after the Transfer Agent receives a redemption request which has been completed in accordance with account, less any applicable redemption fees. Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER.

Once an investor's shares are redeemed, the proceeds will normally be sent to him or her the next business day if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay the shareholder.

Shareholders requesting redemptions via bank wire should allow two (2) business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank, although typically the wire will be completed within one (1) business day.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more Funds have been collected (which may take up to 15 days from the date the Transfer Agent receives the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix A. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact the Transfer Agent for further information. Redemption requests received after 4:00 p.m. Eastern Time will be honored at the NAV per share calculated on the next business day (i.e., the next day the New York Stock Exchange is open for regular trading).

An original SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

  .  The shareholder wishes to redeem $50,000 or more by written request.

  . The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

  . The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

  . The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

  . The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 30 days.

  Or

  . The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

The Transfer Agent will accept signature guarantees from all eligible firms, as defined by Rule 17Ad-15 under the Securities Act of 1934. The Fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operation requirements. This is known as a repurchase. HOWEVER, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received. It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operating requirements.

SHORT-TERM REDEMPTION FEE

To discourage short-term trading, effective September 1, 1998, purchases of Institutional Class shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.

Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

WAIVER OF SHORT-TERM REDEMPTION FEE

The redemption fee is waived under the following circumstances:

 . Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

 .  Minimum required distributions from certain IRA or retirement plan distributions.
                            TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application), he or she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits shareholders to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have accounts with the Funds through employer-sponsored retirement plans may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

                      DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

All of the Funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining capital gains will be declared.

With respect to all Funds, distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose one of four options:

 .  Reinvest all income dividends and capital gains distributions in additional
   Fund shares.

 . Receive income dividends in cash and accept capital gains distributions in additional Fund shares

 . Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the date the dividend is declared using the net asset value determined on the payment date.

UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net short-term capital gains over net capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net capital gains over net short-term capital losses are treated as capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

In addition, all or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share for any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisers with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisers regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                               OTHER INFORMATION

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account --such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Transfer Agent will send a confirmation reflecting the transaction. Quarterly account statements will be sent for all Funds. In addition, monthly statements will be provided for Global Income Fund.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semi-annual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.

YEAR 2000

AIB Govett and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include: an inventory of all internal systems, vendor products and services, and data providers; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the cost of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.

Inadequate preparation for Year 2000 by the Funds' service providers and others with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps being taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

THE EURO

On January 1, 1999, the European Monetary Union ("EMU") plans to introduce a new single currency, the euro, which will replace the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. As of the date of this Prospectus, the eleven member nations are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Therefore, the Funds most likely to be affected by this change are International Equity Fund, International Smaller Companies Fund, Smaller Companies Fund, and Global Income Fund.

The introduction of the euro is likely to affect all stages of the investment process, including trading, foreign exchange, custody, and accounting. Because this change to a single currency is new, the introduction of the euro may result in market volatility and may affect the business or financial condition of European issuers or of a Fund. In addition, while the conversion will eliminate currency risk among the participating nations, currency risk between the euro and the U.S. dollar remains a factor.

While there can be no assurances that the conversion will not adversely affect the Funds, the Investment Adviser, Subadviser, and the Funds' service providers are taking steps which they believe appropriately and reasonably address the issues involved in the introduction of the euro.

ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It is registered with the SEC as an open-end management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Each Fund, other than Global Income Fund, is a diversified series of the Company. Global Income Fund is not diversified. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund has designated three classes of shares: Class A, Class B and Institutional Class shares. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Funds with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors.

PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares (Class A shares only). Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one-, five-, and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The Standardized Return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. It may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account. A Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of share outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.

Yield and total return are calculated separately for Class A, Class B, and Institutional Class shares of each Fund. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's most recent Annual Report and Semi-Annual Report contain additional performance information on the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund. These Reports are available without charge upon request by calling the Transfer Agent. See Appendix A.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered open-end investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered open-end investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                  APPENDIX A

               ADVISER AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Transfer Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISER SERVICES. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

TRANSACTIONS BY MAIL. For NEW ACCOUNTS, send the completed Account Application with a check to:


    via U.S. Postal Service                   via overnight delivery service
         GOVETT FUNDS                                  GOVETT FUNDS
        P.O. BOX 61503                              3200 HORIZON DRIVE
KING OF PRUSSIA, PA 19406-0903                KING OF PRUSSIA, PA 19406-0903


For SUBSEQUENT INVESTMENTS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:


  via U.S. Postal Service                     via overnight delivery service
       GOVETT FUNDS                                    GOVETT FUNDS
      P.O. BOX 412797                               3200 HORIZON DRIVE
KANSAS CITY, MO 64141-2797                    KING OF PRUSSIA, PA 19406-0903


INVESTMENTS BY BANK WIRE. An investor opening a new account should call 800-821-0803. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

United Missouri Bank KC, N.A.
ABA #10-10-00695
For First Data Investor Services Group
Bank Account #9870370719
FBO Govett _________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL. Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:


    via U.S. Postal Service                   via overnight delivery service
         GOVETT FUNDS                                  GOVETT FUNDS
        P.O. BOX 61503                              3200 HORIZON DRIVE
KING OF PRUSSIA, PA 19406-0903                KING OF PRUSSIA, PA 19406-0903


TELEPHONE TRANSACTIONS. If you have not waived the Telephone Privilege on the Account Application, you may call the Funds at 800-821-0803 to effect exchanges and redemptions.

                                 GOVETT FUNDS
                       GOVETT INTERNATIONAL EQUITY FUND
                      GOVETT EMERGING MARKETS EQUITY FUND
                  GOVETT INTERNATIONAL SMALLER COMPANIES FUND
                         GOVETT SMALLER COMPANIES FUND
                           GOVETT GLOBAL INCOME FUND


Transfer Agent                                           Custodian
First Data Investor Services Group, Inc.                 The Chase Manhattan Bank
3200 Horizon Drive                                       4 MetroTech Center
P.O. Box 61503                                           Brooklyn, NY 11245
King of Prussia, PA 19406-0903
800-821-0803

Distributor                                              Accounting and Administration Services
FPS Broker Services, Inc.*                               Chase Global Funds Services Company
3200 Horizon Drive                                       73 Tremont Street,
P.O. Box 61503                                           11th Floor
King of Prussia, PA 19406-0903                           Boston, MA 02108
800-634-6838

Govett Funds                                             Directors
250 Montgomery Street, Suite 1200                        Patrick K. Cunneen, Chairman
San Francisco, CA 94104                                  Elliot L. Atamian
800-731-1755                                             Sir Victor Garland
415-263-1865                                             James M. Oates
                                                         Frank R. Terzolo

Investment Manager
AIB Govett, Inc.
250 Montgomery Street, Suite 1200
San Francisco, CA 94104
800-731-1755
415-263-1865










* Name will change to First Data Distributors, Inc. effective January 1, 1999.

                       A C C O U N T   A P P L I C A T I O N
                                                                                                    [GOVETT FUNDS LOGO APPEARS HERE]

                       C L A S S   A   R E T A I L   S H A R E S



        GENERAL        We place great emphasis on service. If you have any questions about this application form,
   INSTRUCTIONS        please feel free to call Govett Funds at 1.800.821.0803.
                    *Please read the Prospectus carefully before investing in the Funds.
                    *This application may not be used to establish an IRA. For an IRA application, please call 1.800.821.0803.
                    *Please sign this application in the last section on the back page.
                    *Mail and make checks payable to: Govett Funds, P.O. Box 61503, King of Prussia, PA 19406-0903.

        ACCOUNT        [_] INDIVIDUAL REGISTRATION                               [_] JOINT REGISTRATION
   REGISTRATION
[_] New Account        -------------------------------------------------------------------------------------------------------------

                       first name      middle initial      last name               first name      middle initial      last name
                                  --                   --                                      --                  --
                       -------------------------------------------------------------------------------------------------------------
                       Social Security number                                      Social Security number

                       Joint tenancy with rights of survivorship will be presumed unless otherwise specified.

                       [_] GIFT/TRANSFER TO A MINOR

                       ------------------------------------------------------------------------------------------ as Custodian for
                       custodian's name (only one)
                                                                                                         -         -
                       -------------------------------------------------------------------------------------------------------------
                       minor's name (only one)                                           minor's Social Security number


                       Under the Uniform Gift/Transfer to Minors Act of
                                                                        ------------------------------------------------------------

                                                                        name of state

                       [_] TRUST OR QUALIFIED PLAN

                       -------------------------------------------------------------------------------------------------------------
                       name of trust or plan

                       -------------------------------------------------------------------------------------------------------------
                       name of trustee or custodian                                                 trust/plan agreement date
                                                                                                         -         -
                       -------------------------------------------------------------------------------------------------------------
                       for the benefit of                                                           taxpayer identification number

                       [_] CORPORATION, PARTNERSHIP OR OTHER ORGANIZATION
                                                                                                         -         -
                       -------------------------------------------------------------------------------------------------------------
                       name of entity                                                               taxpayer identification number


        ACCOUNT        -------------------------------------------------------------------------------------------------------------
   REGISTRATION        street address
        ADDRESS
                       -------------------------------------------------------------------------------------------------------------
                       city                           state/zip                    business phone                home phone

           FUND        Minimum initial investment is $5,000 per Fund. Make check payable to: Govett Funds
     INVESTMENT        $_____ International Equity Fund (102)                $_____ Global Income Fund (101)
                       $_____ Emerging Markets Equity Fund (103)             $_____ Money Market Fund (107)
                       $_____ Smaller Companies Fund (104)                   $_____ TOTAL AMOUNT INVESTED
                       $_____ International Smaller Companies Fund (108)

                       If this application relates to a broker/dealer or wire order purchase, please provide date and confirmation number:
                              --------------------------------------

     DIVIDENDS/        All dividends and capital gains distributions will be reinvested into the Fund which pays them unless
  CAPITAL GAINS        the appropriate boxes below are checked. If you would like your dividends and/or capital gains distributions to be wired to you, please check "Paid in Cash" below and complete Section E.

                       Dividends are to be:  [_] Reinvested  [_] Paid in Cash.    Capital gains distributions are to be:
                       [_] Reinvested  [_] Paid in Cash. If you have elected above to reinvest capital gains and dividends, you may elect to reinvest these distributions in another Govett Fund. Invest all distributions in the following
                       Govett Fund:
                                   -----------------------------------------------------------------------------------
                                                              name of fund

    THIRD PARTY        I would like [_] duplicate confirmation statements [_] cash dividends/distributions [_] systematic
        ADDRESS        withdrawals* to be mailed to the following third party:
    If no third
       party is        -------------------------------------------------------------------------------------------------------------
     specified,        name                                                          phone number
           cash
     dividends/        -------------------------------------------------------------------------------------------------------------
  distributions        street address                                      city               state/zip
 will be mailed
 to the Account
   Registration        * Please complete Section C, Systematic Withdrawal Plan, in addition to completing address above.
       Address.

        ACCOUNT        A. TELEPHONE PRIVILEGE WAIVER. Unless waived by the shareholder below, the shareholder hereby authorizes
    CONVENIENCE        First Data Investor Services Group, Inc. to accept and act upon telephone instructions regarding
        OPTIONS        shareholder's Fund account(s). By my signature herein, I certify that I have read and understand the conditions of the Telephone Privilege set forth in the Telephone Transactions section of this
                       Prospectus.

                       [_] No, I do not want to execute exchange and redemption transactions by telephone.

                       B. AUTOMATIC EXCHANGE PLAN. You may start an Automatic Exchange Plan and direct any Fund to transfer a specified amount ($100 minimum) to another Fund on a monthly or quarterly basis.

                       [_] Please establish an Exchange Plan under which $_______________ will be transferred on the 25th of each
                                                                          ($100 minimum)
                           month from  _________________________ to  _____________________________.
                                            name of fund                      name of fund


                       I would like transfers to begin ______________________________.
                                                                 month/year

        ACCOUNT        C. SYSTEMATIC WITHDRAWAL PLAN. You may start a Systematic Withdrawal Plan and direct the Fund to send
    CONVENIENCE        a specified amount ($100 minimum) to your Account Registration Address or to a specified
        OPTIONS        third party on a monthly, quarterly, semiannual or annual basis. Please refer to the Prospectus
    (CONTINUED)        for complete details.

                       Please establish a Withdrawal Plan under which I will receive payments:
                       [_] monthly            [_] quarterly               [_] semiannually                  [_] annually

                       from                                                               for   $
                            ------------------------------------------------------------         -------------------------
                                                 name of fund                                          ($100 minimum)

                       I would like withdrawals to begin            . Checks will be mailed on or about the 25th day of each month.
                                                         ----------
                                                         month/year

                       I would like withdrawals:  [_] to be directly deposited into my bank account. Please complete Bank/Wiring section.
                                                  [_] to go to a third party. Please complete Third Party Address section.

                       D. AUTOMATIC INVESTMENT PLAN. I have read the terms and conditions of the Automatic Investment Plan set forth in the Prospectus. I wish to invest on a monthly basis, directly from my checking account, into the following

                       Fund(s). Please complete Section E, and attach a voided check.

                       Please designate the amount you would like invested. (Minimum $100 per Fund) To begin______/___10th,____15th,
                                                                                                            month     day
                       or _____ 20th/_______
                                      year

                       $_____ International Equity Fund (102)                $_____ Global Income Fund (101)
                       $_____ Emerging Markets Equity Fund (103)             $_____ Money Market Fund (107)
                       $_____ Smaller Companies Fund (104)                   $_____ TOTAL AMOUNT INVESTED
                       $_____ International Smaller Companies Fund (108)


                       E. BANK/WIRING INFORMATION. Complete this portion if you are participating in the Automatic Investment Plan, or would like dividends/capital gains distributions, telephone redemptions or systematic withdrawals to be automatically deposited to your bank. You must attach a voided check to participate. Check those that apply:

                       [_] Automatic Investment Plan  [_] Checking  [_] Savings  [_] Systematic Withdrawal Plan
                       [_] Telephone Redemptions  [_] Dividends/Capital Gains Distributions

                       -----------------------------------------------------------------------------------------------------------
                       name of shareholder's bank                                               name on bank account

                       -----------------------------------------------------------------------------------------------------------
                       account number                         authorized signature (as shown on bank records)


  BROKER/DEALER        TO BE COMPLETED BY YOUR REPRESENTATIVE, IF APPLICABLE. We hereby submit this application for the
    INFORMATION        purchase of shares in accordance with the terms of our Selling Agreement with FPS Broker Services, Inc.
                       (First Data Distributors, Inc. effective 1/1/99) and with the Prospectus and Statement of Additional
                       Information.

                       -----------------------------------------------------------------------------------------------------------
                       firm name                          branch office #                      rep/advisor name and number

                       -----------------------------------------------------------------------------------------------------------
                       street address                                 city                 state                       zip

                       -----------------------------------------------------------------------------------------------------------
                       telephone number                                                   fax number


       TAXPAYER        By my signature below and under penalties of perjury, I certify: (1) that the number shown on this
 IDENTIFICATION        application is my correct Social Security or Taxpayer Identification Number, and (2) that I am not
         NUMBER        subject to backup withholding because either I have not been notified by the Internal Revenue Service
  CERTIFICATION        that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

                       If you are currently subject to backup withholding due to an Internal Revenue Service notice, strike out clause (2) of the preceding sentence, and check the box below.

                       [_] Check here if you have been notified by the IRS that you are currently subject to backup withholding.

                       [_] Check here if you qualify as a non-resident alien. If so, your country of residence for tax purposes is:
                                        -----------------------------------

      SIGNATURE        I have read the Prospectus and application for the Fund in which I am investing and agree to its terms. I am also aware that a Telephone Privilege exists and that the privilege is automatically available unless affirmatively declined. I also understand that if the Fund fails to follow the procedures outlined in the
                       Prospectus, it may be liable for any losses due to unauthorized or fraudulent instructions. I am of legal age. Sign below exactly as printed in registration. For joint registration, both must sign.

                       For Corporations, Trusts or Partnerships: We hereby certify that each of the persons listed below has been duly elected, and is now legally holding the office set forth opposite his/her name and has the authority to make this authorization. Please print titles below if signing on behalf of a business or trust to establish this account. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT
                       OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

                       PLEASE SIGN BELOW:

                       ------------------------------------------------------------------------------------------------------------
                       individual (or custodian) signature                                              date

                       ------------------------------------------------------------------------------------------------------------
                       joint registrant (if any) signature                                              date

                       ------------------------------------------------------------------------------------------------------------
                       corporate officer, partner, trustee, etc. signature                              date

                       ------------------------------------------------------------------------------------------------------------
                       print name and title                                                             date
